Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
	Jan. 31, 2024	Nov. 24, 2023	Sep. 05, 2023	May 09, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Jun. 26, 2024
Equity [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred shares outstanding
Ordinary shares authorized					200,000,000		200,000,000
Ordinary par value (in Dollars per share)					$ 0.001		$ 0.001
Common stock, shares issued					10,285,568		10,070,012
Price per share (in Dollars per share)			$ 24.8	$ 15.5
Gross proceeds (in Dollars)			$ 20,000,000	$ 60,000,000		$ 60,000
Ordinary shares divided		20,000,000
Issued additional ordinary shares							31,766
Canceled ordinary shares	16,353
Granted shares								231,909
Common stock, shares outstanding					10,285,568		10,070,012
Warrant redemption condition minimum share price (in Dollars per share)					$ 18
Public warrants outstanding					2,500,000		2,500,000
Issued shares in connection exchange of public rights							250,433
Net profit , percentage							10.00%
Statutory reserve capital percentage							50.00%
Horgos Glary Wisdom [Member]
Equity [Line Items]
Non controlling interest rate					49.00%		49.00%
Public Warrants [Member]
Equity [Line Items]
Price per share (in Dollars per share)					$ 100
Pursuant to the initial public offering					2,500,000
Share consolidation					300,000
Exercise price (in Dollars per share)					$ 115
Effective of business combination					90 days
Public Warrants Years					5 years
Redemption price per warrant (in Dollars per share)					$ 0.01
Written notice period					30 days
Threshold trading days for redemption of warrants					20 days
Threshold consecutive trading days for redemption of warrants					30 days
Preferred Shares [Member]
Equity [Line Items]
Preferred stock, shares authorized					2,000,000		2,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001
Preferred shares issued
Preferred shares outstanding
Ordinary Shares [Member]
Equity [Line Items]
Preferred stock, shares authorized		2,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001
Ordinary shares authorized		20,200			200,000,000		200,000,000
Ordinary par value (in Dollars per share)		$ 0.0001	$ 0.001	$ 0.001	$ 0.0001		$ 0.0001
Ordinary shares vote					one
Common stock, shares issued			806,451	2,419,355	10,301,921		10,070,012
Ordinary shares divided		20,000,000
Common stock, shares outstanding					10,301,921		10,070,012
Ordinary Shares [Member] | Equity [Member]
Equity [Line Items]
Ordinary par value (in Dollars per share)		$ 0.001
Ordinary Shares [Member]
Equity [Line Items]
Ordinary par value (in Dollars per share)		$ 0.001